UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.5%
Alabama 1.3%
Birmingham, AL, Waterworks & Sewer Board Revenue:
Series A, 5.0%, 1/1/2020 (a)	1,505,000	1,635,950
Series A, 5.0%, 1/1/2021 (a)	825,000	896,783
Series A, 5.0%, 1/1/2022 (a)	1,130,000	1,227,361
Series A, 5.0%, 1/1/2023 (a)	1,110,000	1,202,807

Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,100,250
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,955,966
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	2,109,340

		12,128,457
Alaska 0.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (a)	2,680,000	2,917,823
Arizona 0.4%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013	3,625,000	3,887,812
California 15.7%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,029,020
California, Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 3.62% *, 2/1/2033 (a)	3,500,000	3,500,000
California, Multi-Family Housing Revenue, Communities Development Authority Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020	4,000,000	4,417,000
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,447,680
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	16,725,259
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	20,358,718
California, State Department of Water Resources, Power Supply Revenue, Series C-15, 3.48%*, 5/1/2022, Bank of Nova Scotia (b)	650,000	650,000
California, State General Obligation:
Series C-4, 3.58% *, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,800,000	2,800,000
5.0%, 2/1/2020	11,105,000	11,878,019
5.25%, 2/1/2019	8,000,000	8,671,680
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,228,576
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Village at Shaw Apartments, Series E, AMT, 3.69% *, 11/15/2035	505,000	505,000
California, Whittier Union High School District, 5.0%, 8/1/2016 (a)	2,980,000	3,264,679
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, Prerefunded, 7.1%, 1/1/2011	4,415,000	4,921,974
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,208,673
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (a)	5,310,000	5,791,776
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5% , 12/1/2024	6,035,000	6,967,287
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	920,000	955,144
Sacramento, CA, Municipal Utility District Electric Revenue, Series R, 5.0%, 8/15/2015 (a)	11,220,000	12,325,394
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	3,985,000	4,152,848
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	5,265,550
Prerefunded, 7.65%, 1/1/2012	15,000,000	15,802,800
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,214,080

		150,081,157
Colorado 3.8%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 3.64% *, 9/1/2033, Bank of America NA (b)	1,390,000	1,390,000

Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125% *, 11/15/2029	8,000,000	8,489,680
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,266,220
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	8,642,960
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	10,886,809
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,155,000	2,177,218
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,664,447

		36,517,334
Connecticut 1.4%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,706,220
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,619,940
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,540,960
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,458,560
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,387,460
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,025,670
Series A, Prerefunded, 144A, 6.4%, 9/1/2011	1,490,000	1,525,954
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,120,300

		13,385,064
Delaware 0.3%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,144,540
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	1,061,870

		3,206,410
Florida 4.5%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	455,000	469,237
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
Series G, 5.125%, 11/15/2020	1,000,000	1,073,510
Series G, 5.125%, 11/15/2021	2,000,000	2,147,020
Series G, 5.125%, 11/15/2022	2,280,000	2,443,841
Series G, 5.125%, 11/15/2023	2,425,000	2,599,260
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	1,000,000	1,106,320
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,506,440
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,572,652
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	6,400,000	7,309,056
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,071,430
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, Inc., 3.63% *, 7/1/2034, SunTrust Bank (b)	500,000	500,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 3.67% *, 12/1/2015 (a)	1,550,000	1,550,000
Port State Lucie, FL, Community Redevelopment Agency Revenue, City Center Project, 4.75%, 1/1/2023 (a)	10,540,000	11,033,167
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a)	3,745,000	4,029,957

		43,411,890
Georgia 1.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,106,680
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,235,000	913,567

Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,235,000	1,268,394
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,361,394
Series Z, Prerefunded, 5.5%, 1/1/2012	80,000	84,627
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,175,000	3,201,321

		9,935,983
Guam 0.2%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,389,960
Illinois 1.7%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	1,000,000	1,078,150
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A:
5.875%, 2/15/2026	1,225,000	1,298,929
5.875%, 2/15/2038	500,000	528,325
Illinois, Health Facilities Authority Revenue, Benedict State, Series 2003A-1, 6.9%, 11/15/2033	3,000,000	3,332,070
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)	4,370,000	4,779,076
Southern, IL, University Revenue, Housing & Auxiliary Facilities System, Series A, 5.0%, 4/1/2015 (a)	3,130,000	3,400,776
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (a)	1,500,000	1,550,160

		15,967,486
Indiana 0.7%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	1,010,750
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,349,358
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,156,840
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	252,341

		6,769,289
Iowa 0.8%
Cedar Rapids, IA, First Mortgage, Cottage Grove, Series A, 5.875%, 7/1/2028	5,335,000	4,448,696
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,383,310

		7,832,006
Kansas 2.2%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,911,893
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,069,140
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	8,000,000	8,755,840
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,383,915
Series 3, 5.625%, 11/15/2031	3,750,000	4,011,937
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,764,664

		20,897,389
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	4,305,000	4,763,181
Series A, 6.625%, 10/1/2028	1,195,000	1,323,463

Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (a)	3,210,000	3,585,987

		9,672,631
Louisiana 0.6%
Louisiana, State General Obligation, Series C, 5.0%, 5/1/2022 (a)	5,000,000	5,414,500
Maryland 2.6%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,983,000	2,243,090
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,063,160
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,764,975
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	13,336,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, King Farm Presbyterian Community, Series B, 4.75%, 1/1/2013	5,000,000	5,004,950
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington Christian Academy:
5.25%, 7/1/2018	125,000	128,228
5.5%, 7/1/2038	600,000	619,986

		25,161,189
Massachusetts 5.2%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	3,955,000	4,125,461
8.0%, 9/1/2035	990,000	1,007,582
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,927,345
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	3,055,852
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,800,000	4,643,600
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,223,915
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,044,350
Series F, 5.75%, 7/1/2029	4,000,000	4,193,040
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,855,000	4,032,291
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,459,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	8,268,830
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2022	2,250,000	2,356,650
Massachusetts, State Water Resources Authority, Series A, 5.25%, 8/1/2016 (a)	10,000,000	11,183,900

		49,521,816
Michigan 2.9%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,591,800
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,613,177
Zero Coupon, 7/1/2012	3,150,000	2,488,752
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (a)	1,500,000	1,629,330
Series A, 5.5%, 5/1/2018 (a)	1,565,000	1,699,934
Series A, 5.5%, 5/1/2019 (a)	1,200,000	1,303,464

Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	1,650,000	1,653,300
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,174,940
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,120,180
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,853,600
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,557,360
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,213,628
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,169,400

		28,068,865
Minnesota 0.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	1,067,800
5.5%, 2/15/2023	1,000,000	1,076,840

		2,144,640
Mississippi 0.1%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,200,000	1,217,784
Missouri 2.2%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,600,000	7,321,512
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,110,000	3,446,409
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,065,530
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,664,912

		20,498,363
Nebraska 0.4%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,391,440
Nevada 1.2%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)	5,000,000	5,362,500
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,331,080

		11,693,580
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series A, 5.35%, 1/1/2026	1,035,000	1,054,924
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,275,740
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,810,922
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,710,000	1,746,696
5.625%, 7/1/2018	1,615,000	1,655,569
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	640,000	653,376
Series A, 6.5%, 3/1/2023	1,000,000	1,020,900

		11,218,127

New Jersey 1.7%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,089,220
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,257,501
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,535,177
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,887,935
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,802,200
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,465,755
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	5,500,000	6,281,715

		16,319,503
New York 7.3%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	3,000,000	3,306,900
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019	2,500,000	2,645,775
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	2,952,840
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2017 (a)	3,000,000	3,256,830
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	3,004,045
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Housing, Series A, 3.5%*, 11/1/2037, Bank of New York (b)	1,300,000	1,300,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	2,500,000	2,733,400
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,166,900
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-3, 3.63% *, 1/1/2032	1,000,000	1,000,000
New York & New Jersey, Port Authority, One Hundred Forty Sixth, AMT, 4.5%, 12/1/2023 (a)	10,000,000	10,197,400
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,515,040
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	5,000,000	6,088,300
AMT, 8.0%, 8/1/2028	3,000,000	3,708,990
New York City, NY, Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-2, 3.62% *, 6/15/2038	3,200,000	3,200,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3G, 3.5%*, 11/1/2022	1,000,000	1,000,000
New York, NY, General Obligation:
Series H-1, 3.6% *, 3/1/2034, Bank of New York (b)	1,000,000	1,000,000
Series A, 7.0%, 8/1/2007	2,980,000	3,019,515
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,696,395
New York, NY, Transitional Finance Authority, Series B, Prerefunded, 5.5%, 2/1/2016	2,000,000	2,147,094
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,277,575

		70,216,999
North Carolina 0.5%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,077,940
Series F, 5.5%, 1/1/2017	1,495,000	1,613,135
Series B, 6.375%, 1/1/2013	2,075,000	2,228,591

		4,919,666

North Dakota 0.4%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,131,937
Ohio 1.8%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,140,780
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)	5,860,000	6,298,914
Ohio, Miami University, General Receipts, 5.0%, 9/1/2023 (a)	5,865,000	6,424,814
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013 (a)	3,000,000	3,290,790

		17,155,298
Oklahoma 0.1%
Tulsa County, OK, Industrial Authority Revenue, First Mortgage Montercau, Series A, 3.63% *, 7/1/2032, BNP Paribas (b)	1,000,000	1,000,000
Pennsylvania 4.4%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022	2,000,000	2,374,220
Series B, 9.25%, 11/15/2030	4,630,000	5,487,476
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,401,763
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	2,093,700
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,127,220
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,194,312
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,553,840
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,442,219
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,518,547
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	750,687
Pennsylvania, State General Obligation, 5.0%, 1/1/2017	4,000,000	4,371,560
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	1,064,040
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,442,830

		41,822,414
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,586,306
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,869,368
South Carolina 2.8%
Berkeley County, SC, General Obligation, School District:
5.5%, 1/15/2017 (a)	8,350,000	9,095,989
Prerefunded, 5.5%, 1/15/2017 (a)	620,000	675,391
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,585,740
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,354,350

South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	600,000	707,214
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,711,411
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	4,009,040

		27,139,135
Tennessee 3.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,720,975
5.0%, 12/15/2018	2,160,000	2,364,638
Clarksville, TN, Public Building Authority Revenue, Tennessee Municipal Bond Fund, 3.65% *, 7/1/2034, Bank of America NA (b)	1,150,000	1,150,000
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,527,340
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,826,950
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.65% *, 2/1/2036, Bank of America NA (b)	1,200,000	1,200,000
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	1,870,000	2,133,259
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,570,641
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	8,926,800

		31,420,603
Texas 11.2%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,897,390
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,554,975
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027**	4,975,000	3,753,488
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence:
5.0%, 7/1/2033	760,000	787,915
5.0%, 7/1/2037	580,000	599,853
Conroe, TX, Independent School District, School Building:
5.0%, 2/15/2024	3,710,000	3,988,547
5.0%, 2/15/2025	4,315,000	4,632,239
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,821,314
Frisco, TX, State General Obligation:
4.75%, 2/15/2021 (a)	5,170,000	5,466,655
4.75%, 2/15/2022 (a)	3,715,000	3,916,204
4.75%, 2/15/2023 (a)	3,880,000	4,077,686
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Herman Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,241,869
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	4,460,000	4,957,379
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	5,167,400
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,619,070
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	10,923,150
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)	3,075,000	3,377,426
5.75%, 8/1/2017 (a)	1,185,000	1,296,070
Lubbock, TX, Health Facilities Development Corp. Revenue, First Mortgage Carillon Project, Series A, 6.5%, 7/1/2019	2,510,000	2,679,049
Plano, TX, Independent School District:

Prerefunded, 5.375%, 2/15/2016	3,300,000	3,506,382
5.375%, 2/15/2016	1,700,000	1,801,490
San Antonio, TX, Gas & Electric System, 5.375%, 2/1/2020	2,500,000	2,680,475
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,779,200
Texas, State Transaction Community Mobility Fund, Series A, 5.0%, 4/1/2024	5,000,000	5,413,800
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,404,800
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,165,880
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,091,080
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)	10,000,000	10,754,600

		107,355,386
Utah 0.2%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,206,100
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (c)	830,000	830,938
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,303,900
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	4,252,115

		7,556,015
Washington 4.6%
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,486,393
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)	5,000,000	5,417,400
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,834,915
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,239,900
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,142,750
Washington, Various Purpose, Series 2007-A, 5.0%, 7/1/2023 (a)	10,000,000	10,833,400
Whatcom County, WA, General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (a)	3,375,000	3,634,571

		43,589,329
West Virginia 0.6%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,075,756
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,458,783

		5,534,539
Wisconsin 1.9%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,743,650
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (a)	8,410,000	9,358,648
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,748,625

		17,850,923
Multi-State 0.5%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	5,000,000	5,035,850

Total Municipal Bonds and Notes (Cost $836,490,983)		903,871,304

Municipal Inverse Floating Rate Notes 13.5%
California 1.1%
California, State Department Water Resources, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (d)	3,750,000	4,102,931
Trust: California, Electric Revenue, Department Water Supply, Series 309, 144A, 6.855%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a) (d)	5,800,000	6,363,760
Trust: California, General Obligation, Economic Recovery, Series 926, 144A, 6.482%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

		10,466,691
District of Columbia 1.3%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (d)	8,440,000	9,672,198
Trust: District of Columbia, Water & Sewer Revenue, Water & Sewer Authority, RITES, 144A, 8.045%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (d)	2,310,000	2,715,220
Trust: District of Columbia, Water & Sewer Revenue, Water & Sewer Authority, RITES, 144A, 8.045%, 10/1/2016, Leverage Factor at purchase date: 2 to 1

		12,387,418
Massachusetts 2.4%
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2016 (a) (d)	5,915,000	6,343,665
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2015 (a) (d)	1,955,000	2,095,283
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2014 (a) (d)	1,880,000	2,016,652
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (d)	1,570,000	1,683,627
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (d)	4,250,000	4,558,281
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (d)	3,750,000	4,021,740
Massachusetts, Municipal Wholesale Electric Company, Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (d)	2,250,000	2,412,119
Trust: Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A , 9.314%, 7/1/2016, Leverage Factor at purchase date: 4 to 1

		23,131,367
Michigan 0.3%
Michigan, State Building Authority Revenue, Project Series I, 5.50%, 10/15/2015 (d)	2,290,000	2,456,781
Trust: Michigan, State Agency General Obligation Lease, Building Authority, RITES-PA 899R, Series B, 144A, 7.07%, 4/15/2009, Leverage Factor at purchase date: 2 to 1
New Jersey 1.1%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series G, 5.0%, 9/1/2019 (a) (d)	10,125,000	10,915,482
Trust: New Jersey, Economic Development Authority Revenue, RITES, Series PA-1253, 144A, 14.783%, 9/1/2011, Leverage Factor at purchase date: 10 to 1
New York 1.6%
New York, Metropolitan Transportation Authority Revenue, Series A, 5.50%, 11/15/2016 (a) (d)	10,000,000	10,918,850
Trust: New York, Municipal Securities Trust Certificates, Series 7000, Class B, 144A, 7.14%, 11/15/2016, Leverage Factor at purchase date: 2 to 1

New York, State, Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (d)	3,780,000	4,316,628
Trust: New York, Senior Care Revenue, Dormitory Authority, Series 310, 144A, 8.095%, 2/15/2010, Leverage Factor at purchase date: 2 to 1

		15,235,478
Texas 3.9%
Dallas, Fort Worth Texas, International Airport Revenue, Series A, 5.50%, 11/1/2020 (a) (d)	7,129,169	7,741,065
Trust: Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.012%, 5/1/2011, Leverage Factor at purchase date: 2 to 1
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.298%, 12/15/2026 (d)	5,350,000	5,368,725
Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES- PA-1439, 144A, 4.666%, 12/15/2026, Leverage Factor at purchase date: 2 to 1
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.148%, 12/15/2017 (d)	20,000,000	24,070,000
Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES- PA-1447, 144A, 16.82%, 12/15/2017, Leverage Factor at purchase date: 5 to 1

		37,179,790

Washington 1.8%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, 8.395%, 7/1/2012, Leverage Factor at purchase date: 2 to 1		3,000,000	3,494,490
Washington, Energy Northwest, Electric Revenue, Columbia Generating, Series A, 5.375%, 7/1/2015 (a) (d)		12,500,000	13,334,875
	Trust: Washington, Energy Northwest, Electric Revenue, RITES-PA-825, 6.8%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

			16,829,365

Total Municipal Inverse Floating Rate Notes (Cost $123,091,375)			128,602,372
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $959,582,358)		108.0	1,032,473,676
Other Assets and Liabilities, Net		(8.0)	(76,126,511)

Net Assets		100.0	956,347,165

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

**	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(a)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group	4.9
	Financial Guaranty Insurance Company	2.5
	Financial Security Assurance, Inc.	9.0
	MBIA Corp.	12.9
(b)	Security incorporates a letter of credit from a major bank.
(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities
				Value as a
	Acquisition	Acquisition		% of Net
Security	Date	Cost ($)	Value ($)	Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	814,284	830,938	0.1

(d) Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
RITES: Residual Interest Tax Exempt Security

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	April 9, 2007